Long-Term Debt - Credit Facilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Line Of Credit Facility [Line Items]
Number of credit facilities with both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between October 2018 and April 2019	1
Unused amount	$ 0
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	2
Reducing revolving credit facilities periodic payment	semi-annual
Line Of Credit Facility Interest Rate Description	LIBOR
Revolving Credit Facility | Minimum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.90%
Revolving Credit Facility | Maximum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.19%
Revolving Credit Facility with term bank loan component | Minimum
Line Of Credit Facility [Line Items]
Maturity date	Oct. 31, 2018
Revolving Credit Facility with term bank loan component | Maximum
Line Of Credit Facility [Line Items]
Maturity date	Apr. 30, 2019